Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund | PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other